Statements of Changes in Stockholders' Deficit (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2011	$ 3,000	$ 792,502	$ (2,428,419)	$ (1,632,917)
Balance, shares at Dec. 31, 2011	300,000
Common stock issued for services rendered	1,000			(1,000)
Common stock issued for services rendered, shares	100,000
Contribution of capital		40,800		40,800
Net loss			(709,915)	(709,915)
Balance at Dec. 31, 2012	4,000	833,302	(3,138,334)	(2,301,032)
Balance, shares at Dec. 31, 2012	400,000
Common stock issued for services rendered	1,000			(1,000)
Common stock issued for services rendered, shares	100,000
Contribution of capital		48,500		48,500
Net loss			(578,023)	(578,023)
Balance at Dec. 31, 2013	$ 5,000	$ 881,802	$ (3,716,357)	$ (2,829,555)
Balance, shares at Dec. 31, 2013	500,000